Pay vs Performance Disclosure Pure in Thousands	12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

The table below discloses for fiscal 2021, 2022 and 2023: (i) the total compensation (as reported in the Summary Compensation Table (“SCT”)) and the compensation actually paid (“CAP”) to the Company’s Chief Executive Officer; (ii) the average of the total compensation (as reported in the SCT) and the average CAP to the Company’s non-CEO Named Executive Officers (“NEOs”); (iii) the cumulative total shareholder return of the Company and the peer group; (iv) net income; and (v) net sales, which is the Company’s selected measure.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO(1) ($)	Compensation Actually Paid to CEO(2) ($)	Average Summary Compensation Table Total for Non-CEO NEOs(1) ($)	Average Compensation Actually Paid to Non-CEO NEOs(2) ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return(3) ($)	Net Income (in thousands) ($)	Net Sales (in thousands) ($)
2023	1,061,862	(2,349,316)	864,078	(1,275,161)	143.43	149.69	32,533	268,720
2022	1,972,574	6,012,670	1,458,989	4,432,054	518.78	114.34	49,362	270,883
2021	1,516,456	3,173,910	1,109,922	2,338,110	218.89	140.49	20,327	140,755

(1)	Cheryl Beranek is the Chief Executive Officer and Daniel R. Herzog and John P. Hill are the non-CEO NEOs for the years shown.

PEO Total Compensation Amount	$ 1,061,862	$ 1,972,574	$ 1,516,456
PEO Actually Paid Compensation Amount	$ (2,349,316)	6,012,670	3,173,910
Adjustment To PEO Compensation, Footnote
(2)	The table below sets forth the amounts deducted from and added to SCT total compensation to calculate CAP to Ms. Beranek and average CAP to Messrs. Herzog and Hill.

	2023		2022		2021
Adjustments	CEO ($)	Average of Non-CEO NEOs ($)	CEO ($)	Average of Non-CEO NEOs ($)	CEO ($)	Average of Non-CEO NEOs ($)
Total Compensation from SCT	1,061,862	864,078	1,972,574	1,458,989	1,516,456	1,109,922
Less, value of Stock Awards and Option Awards reported in SCT	(615,600)	(461,700)	(623,291)	(495,756)	(217,032)	(180,523)
Plus, year-end fair value of Stock Awards and Option Awards granted during year that are outstanding and unvested at year-end	286,600	214,950	698,543	581,037	567,997	472,446
Plus, vesting date fair value of Stock Awards and Option Awards granted during the year that vested during the year	-	-	286,364	215,503	-	-
Plus, change in year-end fair value of Stock Awards and Option Awards granted in any prior year that are outstanding and unvested at year-end	(2,457,990)	(1,439,070)	2,789,634	1,976,020	1,173,002	839,000
Plus, change in fair value as of vesting date of any Stock Awards and Option Awards granted in any prior year that vested during covered year	(624,188)	(453,419)	888,846	696,261	133,488	97,265
Less, fair value at end of prior year of Stock Awards and Option Awards that failed to meet applicable vesting conditions during year	-	-	-	-	-	-
Compensation Actually Paid	(2,349,316)	(1,275,161)	6,012,670	4,432,054	3,173,910	2,338,110

(3)

The peer group used in this Pay Versus Performance table is the S&P 1500 Communications Equipment Index, which is the same peer group the Company uses for purposes of the stock performance graph in our Annual Report on Form 10-K.

Non-PEO NEO Average Total Compensation Amount	$ 864,078	1,458,989	1,109,922
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,275,161)	4,432,054	2,338,110
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group

Description of Certain Relationships

The charts below provide a graphic description of the relationship: (i) between the Company’s cumulative total shareholder return and peer group cumulative total shareholder return; (ii) between (A) CAP to the CEO and the average CAP to the non-CEO NEOs, and (B) the Company’s cumulative total shareholder return; (iii) between (A) CAP to the CEO and the average CAP to the non-CEO NEOs, and (B) the Company’s net income; and (iv) between (A) CAP to the CEO and the average CAP to the non-CEO NEOs, and (B) the Company’s net sales.

Tabular List, Table

Most Important Financial Measures

The table below lists the most important financial performance measures used by the Company to link CAP to the Company’s NEOs to Company performance.

Most Important Financial Performance Measures
Net Sales Adjusted EBITDA

As further described in the Compensation Discussion and Analysis section of this proxy statement, the 2023 Bonus Program targets are weighted 75% net sales and 25% adjusted EBITDA.

Total Shareholder Return Amount	$ 143.43	518.78	218.89
Peer Group Total Shareholder Return Amount	149.69	114.34	140.49
Net Income (Loss)	$ 32,533,000	$ 49,362,000	$ 20,327,000
Company Selected Measure Amount	268,720	270,883	140,755
Measure:: 1
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO Less, value of Stock Awards and Option Awards reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (615,600)	$ (623,291)	$ (217,032)
NEO Less, value of Stock Awards and Option Awards reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(461,700)	(495,756)	(180,523)
PEO Plus, year-end fair value of Stock Awards and Option Awards granted during year that are outstanding and unvested at year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	286,600	698,543	567,997
NEO Plus, year-end fair value of Stock Awards and Option Awards granted during year that are outstanding and unvested at year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	214,950	581,037	472,446
PEO Plus, vesting date fair value of Stock Awards and Option Awards granted during the year that vested during the year [Member[
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	286,364	0
NEO Plus, vesting date fair value of Stock Awards and Option Awards granted during the year that vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	215,503	0
PEO Plus, change in year-end fair value of Stock Awards and Option Awards granted in any prior year that are outstanding and unvested at year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,457,990)	2,789,634	1,173,002
NEO Plus, change in year-end fair value of Stock Awards and Option Awards granted in any prior year that are outstanding and unvested at year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,439,070)	1,976,020	839,000
PEO Plus, change in fair value as of vesting date of any Stock Awards and Option Awards granted in any prior year that vested during covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(624,188)	888,846	133,488
NEO Plus, change in fair value as of vesting date of any Stock Awards and Option Awards granted in any prior year that vested during covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(453,419)	696,261	97,265
PEO Less, fair value at end of prior year of Stock Awards and Option Awards that failed to meet applicable vesting conditions during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
NEO Less, fair value at end of prior year of Stock Awards and Option Awards that failed to meet applicable vesting conditions during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0